Offerings - Offering: 1	Oct. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 62,632,113.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,649.49
Offering Note	Calculated as the aggregate maximum purchase price based upon the net asset value per share as of September 30, 2025 of $24.07 and the offer to purchase up to 2,602,082 shares. Calculated at $138.10 per $1,000,000 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.